Revenue - Major customers (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	R 129,677	R 112,129	R 113,684
Southern Africa (SA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	97,942	82,402	84,736
Southern Africa (SA) | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	97,942	82,402	84,736
Southern Africa (SA) | Operating segments | US PGM and SA PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	60,883	51,257	55,593
Southern Africa (SA) | Operating segments | SA gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	37,059	31,145	29,143
Customer A | Operating segments | US PGM, SA PGM And Pennsylvania Site Recycling And North Carolina Site Recycling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	26,335	24,719	0
Customer A | Operating segments | US PGM and SA PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	28,764
Customer A | Southern Africa (SA) | Operating segments | SA gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer B | Operating segments | US PGM, SA PGM And Pennsylvania Site Recycling And North Carolina Site Recycling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer B | Operating segments | US PGM and SA PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	13,088	12,332	13,804
Customer B | Southern Africa (SA) | Operating segments | SA gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer C | Operating segments | US PGM, SA PGM And Pennsylvania Site Recycling And North Carolina Site Recycling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer C | Operating segments | US PGM and SA PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer C | Southern Africa (SA) | Operating segments | SA gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	R 14,950	R 12,183	R 14,405